(Loss)/Earnings Per Share - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Earnings Per Common Share [Line Items]
Net (loss)/income attributable to Gold Fields shareholders - Discontinued operations	$ 0	$ 20.5	[1],[2]	$ 362.2	[1],[2]
Weighted average number of shares issued at the end of the year	769,141,871	742,606,726		727,459,457
Weighted average number of diluted shares issued at the end of the year	769,141,871	742,606,726		730,723,950

[1]	Basic earnings per share from discontinued operations Basic earnings per share is calculated by dividing the profit attributable to ordinary shareholders from discontinued operations of $nil (fiscal 2013: $20.5 million and fiscal 2012: $362.2 million) by the weighted average number of ordinary shares in issue in fiscal 2014 of 769,141,871 (fiscal 2013: 742,606,726 and fiscal 2012: 727,459,457).
[2]	Diluted earnings per share from discontinued operations Diluted earnings per share is calculated on the basis of profit attributable to ordinary shareholders from discontinued operations of $nil (fiscal 2013: $20.5 million and fiscal 2012: $362.2 million) and 769,141,871 shares, being the diluted number of ordinary shares in issue in fiscal 2014 (fiscal 2013: 742,606,726 and fiscal 2012: 730,723,950).